ETP Holders Payable (Tables)	12 Months Ended
Dec. 31, 2025
ETP Holders Payable [Abstract]
Schedule of Fair Market Value of ETPs

The fair market value of the Company’s ETPs as at December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Valour AAVE SEK	616,350	729,499
Valour Aerodome SEK	905,243	383,088
Valour Akash SEK	132,566	311,261
Valour Algorand SEK	152,328	-
Valour Aptos EUR	3,000	-
Valour Aptos SEK	857,715	2,560,659
Valour Arweave SEK	220,187	225,498
Valour Arbitrum SEK	277,287	-
Valour ASI SEK	931,407	732,181
Valour Avalanche EUR	142,626	284,496
Valour BCIX STOXX USD	373,434	1,148,298
Valour Avalanche SEK	9,220,824	22,146,770
Valour Binance EUR	84,953	53,964
Valour Binance SEK	1,156,463	1,285,371
Valour Bitcoin Carbon Neutral EUR	15,575	18,546
Valour Bitcoin Physical Carbon Neutral USD	889,656	811,050
Valour Bitcoin Cash SEK	83,327	-
Valour Bitcoin Staking SEK	3,881,877	4,590,500
Valour Bitcoin Zero EUR	20,476,740	23,403,581
Valour Bitcoin Zero SEK	199,124,760	203,609,067
Valour Bittensor SEK	4,879,220	4,404,154
Valour BTC Staking EUR	54,774	115,021
Valour Cardano EUR	201,420	280,720
Valour Cardano SEK	23,005,260	59,141,651
Valour Celestia (Tia) Sek	50,886	-
Valour Chainlink SEK	4,260,531	4,842,016
Valour Core SEK	206,379	2,310,748
Valour Cosmos EUR	5,112	2,703
Valour Cronos (Cro) Sek	131,790	-
Valour Curve DAO SEK	1,391,928	-
Valour Digital Asset Basket 10 EUR	476,270	514,870
Valour Digital Asset Basket 10 SEK	1,728,809	2,076,557
Valour Dogecoin EUR	203,516	-
Valour Dogecoin SEK	6,295,278	5,512,539
Valour Ethereum Physical Staking USD	292,932	336,805
Valour Enjin EUR	10,116	10,689
Valour Ethena (Ena) Sek	324,078	-
Valour Ethereum Zero EUR	2,527,907	2,293,175
Valour Ethereum Zero SEK	58,650,705	65,394,894
Valour Fantom SEK	292,946	913,954
Valour Filecoin SEK	104,428	-
Valour Flare SEK	38,686	-
Valour Floki SEK	30,504	-
Valour Four SEK	10,248	-
Valour Hedera EUR	1,181,185	2,463,347
Valour Hedera Physical Staking USD	2,431,247	4,462,562
Valour Hedera SEK	4,672,437	7,957,619
Valour Hyperliquid (Hype) Sek	763,491	-
Valour ICP SEK	1,938,780	4,485,250
Valour ICP USD	2,845,037	10,046,563
Valour Immutable SEK	60,145	-
Valour Injective SEK	1,446,640	1,135,831
Valour Iota SEK	101,737	-
Valour Jupiter SEK	569,432	422,782
Valour Kaspa SEK	1,060,250	530,550
Valour KRG BULL BTC X2 SEK	50,613	-
Valour KRG BULL ETH X2 SEK	14,830	-
Valour Lido SEK	290,233	68,585
Valour Litecoin SEK	207,192	-
Valour Mantle (Mnt) Sek	253,785	-
Valour Mantra SEK	30,117	-
Valour Near SEK	2,479,574	6,578,213
Valour OKB SEK	29,248	-
Valour Ondo (Ondo) Sek	614,176	-
Valour Optimism SEK	19,050	-
Valour Pendle SEK	338,093	157,125
Valour Pepe SEK	137,595	-
Valour Pi (Pi) Sek	25,329	-
Valour Polkadot EUR	48,121	185,163
Valour Polkadot SEK	5,705,512	17,577,389
Valour Polygon SEK	23,902	-
Valour PYTH SEK	276,689	346,458
Valour Quant SEK	70,819	-
Valour Render EUR	36,049	-
Valour Render SEK	2,170,348	1,115,875
Valour Ripple SEK	37,594,228	35,958,640
Valour SEI SEK	1,810,747	848,165
Valour Shiba Inu (Shib) Sek	51,886	-
Valour Short BTC SEK	987,903	214,871
Valour Sky SEK	37,632	-
Valour Solana EUR	5,795,075	9,286,531
Valour Solana SEK	169,092,078	302,344,070
Valour Stacks SEK	9,172	-
Valour Starknet SEK	216,327	97,429
Valour Stellar SEK	724,295	-
Valour Story SEK	7,514	-
Valour Sui EUR	174,515	-
Valour SUI SEK	25,440,018	45,854,560
Valour Tether SEK	128,098	-
Valour The Graph SEK	7,459	-
Valour Theta SEK	26,660	-
Valour Thorchain SEK	143,906	416,122
Valour Toncoin SEK	721,620	2,215,154
Valour Tron SEK	99,144	-
Valour Uniswap EUR	289,717	249,785
Valour Uniswap SEK	2,020,979	5,380,580
Valour Unus Sed Leo SEK	5,265	-
Valour Vechain (Vet) Sek	52,197	-
Valour Virtuals SEK	1,172,290	-
Valour Worldcoin SEK	950,460	105,712
Valour Wormhole SEK	133,785	213,091
	-
	622,304,667	871,162,347